Subsequent Events (Details) $ / shares in Units, $ in Thousands								6 Months Ended
		Sep. 30, 2026 USD ($) shares	Sep. 03, 2026 USD ($) $ / shares shares	Sep. 01, 2026	Aug. 31, 2026 USD ($) shares	Jul. 29, 2026 ₪ / shares shares	Jul. 06, 2026 USD ($) shares	Jun. 30, 2026 $ / shares shares	Sep. 24, 2026 $ / shares shares	Jun. 30, 2026 ₪ / shares shares	Feb. 06, 2026 $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Jun. 02, 2025 $ / shares shares
Subsequent Events [Line Items]
New issue shares								9,600
Price per share (in Dollars per share) | (per share)								$ 15.625		₪ 1.5
Warrant exercise price (in Dollars per share) | $ / shares								$ 0.001					$ 37.5
Authorized share capital	[1]							3,000,000		3,000,000		3,000,000
Ordinary shares par value (in New Shekels per share) | ₪ / shares	[1]									₪ 1.5		₪ 1.5
Reverse share split								one-for-ten
Warrant exercisable													7,200
H.C. Wainwright & Co., LLC [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 3.6
Forecast [Member]
Subsequent Events [Line Items]
New issue shares			336,103
warrant shares		218,618	668,448		218,618
Warrant exercise price (in Dollars per share) | $ / shares			$ 0.0001
Reverse share split				one-for-ten
Ordinary shares, percentage			17.80%
Working capital | $			$ 5,000
Outstanding warrants | $			$ 2,000
Gross proceeds | $		$ 5,200			$ 5,200
Maximum [Member]
Subsequent Events [Line Items]
Reverse share split								one-for-twelve
Minimum [Member]
Subsequent Events [Line Items]
Reverse share split								one-for-eight
Series B warrants [Member]
Subsequent Events [Line Items]
warrant shares											160,000
Warrant exercise price (in Dollars per share) | $ / shares											$ 12.5
Series B warrants [Member] | Forecast [Member]
Subsequent Events [Line Items]
warrant shares					1,529,412
Milestonebased Warrants One [Member] | Forecast [Member]
Subsequent Events [Line Items]
warrant shares			2,455,120
Milestonebased Warrants Two [Member] | Forecast [Member]
Subsequent Events [Line Items]
warrant shares			9,553,640
Milestone-based warrants three [Member] | Forecast [Member]
Subsequent Events [Line Items]
warrant shares			10,222,404
Finder Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Subsequent Events [Line Items]
New issue shares								200,000
Subsequent Event [Member]
Subsequent Events [Line Items]
New issue shares						50,000,000	446,471
warrant shares							318,235
Authorized share capital						3,000,000
Ordinary shares par value (in New Shekels per share) | ₪ / shares						₪ 1.5
Gross proceeds | $							$ 1,940
Subsequent Event [Member] | Series B warrants [Member]
Subsequent Events [Line Items]
warrant shares							1,529,412
Subsequent Event [Member] | Pre-Funded Warrant [Member] | Rodman & Renshaw, LLC [Member]
Subsequent Events [Line Items]
warrant shares									69,487
Subsequent Event [Member] | Pre-Funded Warrant [Member] | Minimum [Member] | Rodman & Renshaw, LLC [Member]
Subsequent Events [Line Items]
warrant shares									106,294
Subsequent Event [Member] | Contingent Pre-Funded Warrants [Member] | Maximum [Member] | Rodman & Renshaw, LLC [Member]
Subsequent Events [Line Items]
warrant shares									300,120
Subsequent Event [Member] | Contingent Pre-Funded Warrants [Member] | Minimum [Member] | Rodman & Renshaw, LLC [Member]
Subsequent Events [Line Items]
warrant shares									18,761
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
warrant shares			385,198
Warrant exercisable			22,231,164
Ordinary Shares [Member] | Subsequent Event [Member] | Rodman & Renshaw, LLC [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 6,250,000
Aggregate warrants purchase shares									1,111,558
Ordinary Shares [Member] | Subsequent Event [Member] | Pre-Funded Warrant [Member] | Maximum [Member] | Rodman & Renshaw, LLC [Member]
Subsequent Events [Line Items]
warrant shares									425,176

[1]	Adjusted to reflect the reverse stock splits, see Note 6 and 8.